SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

Share repurchase

The Company repurchased an aggregate of 19,695,552 ordinary shares equivalent under the privately negotiated repurchase agreements conducted between January and February 2013 for a cash consideration of RMB229,132 (equivalent of US$36,765) from the following borrowings, and all the repurchased shares were cancelled. The purchases were made at an average price of US$1.87 per ordinary share (US$5.60 per ADS) and were recorded as a reduction of ordinary shares and additional paid-in capital.

Revolving loan

In January 2013, the Company obtained a monthly revolving loan of RMB6,211 (equivalent of US$ 998) with an annual interest rate of 1.21% from Credit Agricole (Suisse) SA, Hong Kong branch. The loan can be renewed monthly and was pledged by the corporate bonds of RMB10,008 (equivalent of US$1,608) which are held by the Company with the same bank.

Credit facility agreement

The Company entered into a credit facility agreement ("Loan Agreement") with The Bank of East Asia, Limited ("BEA"), which includes Facility 1 of up to a maximum principal amount of RMB 160,000 and Facility 2 of up to a maximum principal amount of USD10,000. The Company has withdrawn RMB159,750 of Facility 1 and the remaining RMB 250 was cancelled and fully withdrew the amount of Facility 2 on February 1, 2013.

The interest rate for the loan from Facility 1 is 4.5%, being defined at 0.5% plus BEA CNY Prime Rate as quoted by BEA from time to time; the interest rate for the loan from Facility 2 was 4.4455%, being defined at 4.2% plus 3-month London Interbank Offered Rate ("LIBOR") (0.2455% as of the date of loan withdrawn). Facility 1 is a three-year loan and Facility 2 is a one-year loan.

Facility 1 was secured by a standby letter of credit issued by BEA Beijing branch. The standby letter of credit was secured by a three-year cash pledge of RMB95,850 and the collateralization of the Gehua building office. The security provided for Facility 2 is to maintain an RMB deposit with BEA Beijing branch for an amount with daily average balance of not less than RMB35,000 throughout the loan life of the Facility 2 and a monitoring agreement regarding the RMB deposits maintained.

Among other things, the Credit facility agreement also contains covenants that require the Company to maintain:

·	Maintain the Group's consolidated tangible net worth of not less than RMB270 million;
·	Maintain the Group's consolidated total current assets to consolidated total current liabilities ratio not less than 1.2:1; and
·	Maintain the Group's consolidated net bank borrowings to its consolidated tangible net worth not greater than 0.75:1.